Additional Information - Condensed Financial Statements (Condensed Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and cash equivalents	$ 694,207	$ 286,078	$ 244,484	$ 224,273
Due from related parties	2,971	26,479
Prepaid and other current assets	15,091	6,835
Total current assets	1,121,242	359,924
Total assets	1,321,036	524,818
LIABILITIES
Due to related parties	23,109	84,700
Other current liabilities	11,681	6,890
Total current liabilities	412,795	358,556
Total liabilities	412,795	358,556
MEZZANINE EQUITY
Total mezzanine equity	0	244,404
SHAREHOLDERS' (DEFICIT)/EQUITY
Additional paid-in capital	913,147	22,330
Treasury stock (US$0.001 par value, 16,275,800 and 15,233,300 shares as of December 31, 2016 and 2017, respectively)	(27,869)	(27,869)
Accumulated (deficit)/retained earnings	27,178	(55,022)
Accumulated other comprehensive loss	(4,606)	(17,822)
Total shareholders' (deficit)/equity	908,241	(78,142)	(131,364)	(156,654)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	1,321,036	524,818
Class A Ordinary Shares [Member]
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary Shares	112
Class B Ordinary Shares [Member]
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary Shares	279
Pre-IPO [Member] | Series A Preferred Shares [Member]
MEZZANINE EQUITY
Pre-IPO Preferred Shares	0	20,000
Pre-IPO [Member] | Series B Preferred Shares [Member]
MEZZANINE EQUITY
Pre-IPO Preferred Shares	0	224,404
Pre-IPO [Member] | Class A Ordinary Shares [Member]
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary Shares		162
Pre-IPO [Member] | Class B Ordinary Shares [Member]
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary Shares		79
Sogou Inc. [Member]
ASSETS
Cash and cash equivalents	649	9,164	7,885	$ 10,470
Due from related parties	603,086	0
Prepaid and other current assets	15	0
Total current assets	603,750	9,164
Interests in subsidiaries and VIEs	310,342	189,544
Total assets	914,092	198,708
LIABILITIES
Due to related parties	0	20,378
Other current liabilities	5,851	12,068
Total current liabilities	5,851	32,446
Total liabilities	5,851	32,446
MEZZANINE EQUITY
Total mezzanine equity	0	244,404
SHAREHOLDERS' (DEFICIT)/EQUITY
Additional paid-in capital	913,147	22,330
Treasury stock (US$0.001 par value, 16,275,800 and 15,233,300 shares as of December 31, 2016 and 2017, respectively)	(27,869)	(27,869)
Accumulated (deficit)/retained earnings	27,178	(55,022)
Accumulated other comprehensive loss	(4,606)	(17,822)
Total shareholders' (deficit)/equity	908,241	(78,142)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	914,092	198,708
Sogou Inc. [Member] | Class A Ordinary Shares [Member]
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary Shares	112
Sogou Inc. [Member] | Class B Ordinary Shares [Member]
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary Shares	279
Sogou Inc. [Member] | Pre-IPO [Member] | Series A Preferred Shares [Member]
MEZZANINE EQUITY
Pre-IPO Preferred Shares	0	20,000	20,000
Sogou Inc. [Member] | Pre-IPO [Member] | Series B Preferred Shares [Member]
MEZZANINE EQUITY
Pre-IPO Preferred Shares	$ 0	224,404	$ 224,426
Sogou Inc. [Member] | Pre-IPO [Member] | Class A Ordinary Shares [Member]
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary Shares		162
Sogou Inc. [Member] | Pre-IPO [Member] | Class B Ordinary Shares [Member]
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary Shares		$ 79